February 29, 2008

VIA Edgar

Securities and Exchange Commission

Public Reference Room

100 F Street, NE

Washington, DC 20549

Re:	Lincoln National Corporation (“LNC”) Form 10-K for the Year-Ended

December 31, 2007 (File No. 1-6028)

Dear Sir or Madam:

On behalf of LNC, we attached for filing LNC’s Form 10-K for the year-ended December 31, 2007. As explained in Note 2 to the Consolidated Financial Statements in Part II, Item 8, the financial statements in this report reflect changes in accounting methods from the preceding year, as follows:

1.	Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts”.

2.	Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109”.

3.	Statement of Financial Accounting Standards No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140”.

If you have any questions regarding the Form 10-K, please feel free to give me a call at 484-583-1430.

Very truly yours,

Douglas N. Miller

Vice President and Chief Accounting Officer